Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	$ 14,302,630	$ 12,703,750	$ 17,829,220
Port Expenses [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	2,067,494	1,749,565	2,221,470
Bunkers [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	8,347,130	7,253,583	11,554,144
Commissions [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	3,244,939	3,304,220	3,272,922
Other Voyage Expenses [Member]
Note 15 - Voyage Expenses and Vessel Operating Expenses (Details) - Voyage Expenses [Line Items]
Voyage expenses	$ 643,067	$ 396,382	$ 780,684